Condensed Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Preferred stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	200,000,000	100,000,000	100,000,000
Common stock shares issued	66,652,053	64,818,243	52,402,247
Common stock outstanding	66,652,053	64,818,243	52,402,247
Treasury Stock shares			23,334